Taxation (Details) - Schedule of Deferred Tax Assets and Liabilities - CNY (¥) ¥ in Thousands		Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carry forward		¥ 116,843		¥ 90,576
Allowance for doubtful accounts		231,074		180,992
Payroll and accrued expenses		4,157		4,157
Deductible advertisement expenses		9,174		3,134
Long-term equity investment impairment		79,808		80,159
Intangible assets	[1]	22,719		26,260
Estimated accounts payable write-off benefit		(69,989)
Gross deferred tax assets		393,786		385,278
Less: Valuation allowance		(393,786)	¥ (390,721)	(385,278)	¥ (384,382)
Net deferred tax assets

[1]	In December 2020, Shenzhen Fangdd transferred certain internal developed software to another subsidiary of the Group at a consideration of RMB141.5 million which resulted a difference between the financial statement carrying amounts of the intangible asset and the respective tax base.